7. OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31, 2017	March 31, 2016
Accrued interest	$5,391	$74,038
Other accrued liabilities	64,076	62,657
Total other current liabilities	$69,467	$136,695